Intangible Assets - Useful Lives (Details)	12 Months Ended
Dec. 31, 2019
Lowest | Purchased intangibles assets
Useful Lives of Intangible Assets Other Than Goodwill
Useful life measured as period of time, intangible assets other than goodwill	2 years
Lowest | Acquired in-process research and development project assets
Useful Lives of Intangible Assets Other Than Goodwill
Useful life measured as period of time, intangible assets other than goodwill	5 years
Highest | Purchased intangibles assets
Useful Lives of Intangible Assets Other Than Goodwill
Useful life measured as period of time, intangible assets other than goodwill	20 years
Highest | Acquired in-process research and development project assets
Useful Lives of Intangible Assets Other Than Goodwill
Useful life measured as period of time, intangible assets other than goodwill	7 years
Highest | Customer development projects
Useful Lives of Intangible Assets Other Than Goodwill
Useful life measured as period of time, intangible assets other than goodwill	12 years